Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	12 Months Ended
Dec. 31, 2018
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding

Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Years Ended December 31

(in thousands)	2018	2017

Basic weighted average number of shares outstanding	443,407	441,961

Effect of dilutive securities

Share purchase options	81	197

Restricted share units	374	284

Diluted weighted average number of shares outstanding	443,862	442,442

Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share

The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$25.32, compared to Cdn$26.54 for the comparable period in 2017.

	Years Ended December 31

(in thousands)	2018	2017

Share purchase options	2,801	1,372

Share purchase warrants	10,000	10,000

Total	12,801	11,372